091-02130

For Internal Use Only
SEC File No. 91-

Submit 1 Original
And 9 Copies

[redacted]MB Approval No.: 3235-0504
[redacted]xpires 07/31/20xx
Esti[redacted]

RECEIVED
2007 OCT 22 AM 10:31
SEC / MR

07070855

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New De... Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end management investment company.

3. Class of New Derivative Securities Product:
Index Fund Shares listed under Amex Rules 1000A *et seq.*

4. Name of Underlying Instrument:

Fund	Underlying Index
SPA MarketGrader 100 Fund	MarketGrader 100 Index
SPA MarketGrader Mid Cap 100 Fund	MarketGrader Mid Cap 100 Index
SPA MarketGrader Large Cap 100 Fund	MarketGrader Large Cap 100 Index
SPA MarketGrader 40 Fund	MarketGrader 40 Index
SPA MarketGrader 200 Fund	MarketGrader 200 Index
SPA MarketGrader Small Cap 100 Index	MarketGrader Small Cap 100 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based.

6. Ticker Symbol(s) on New Derivative Product:

Fund	Ticker
SPA MarketGrader 100 Fund	SIH
SPA MarketGrader Mid Cap 100 Fund	SVD
SPA MarketGrader Large Cap 100 Fund	SZG
SPA MarketGrader 40 Fund	SFV
SPA MarketGrader 200 Fund	SNB
SPA MarketGrader Small Cap 100 Index	SSK

PROCESSED
NOV 01 2007
THOMSON FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
For the funds, the component stocks are listed on either the NYSE, Amex, or NASDAQ.

8. Settlement Methodology of New Derivative Securities Product:
Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 22 2007

Name of Official Responsible for Form: Dennis Meekins

Title: Vice President

Telephone Number: (212) 306-1302

Manual Signature of Official Responsible for Form:

Date: October 17, 2007

RECEIVED
2007 OCT 22 AM 10: 31
SEC / MR

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECEIVED
2007 OCT 22 AM 10: 34
SEC / MR

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

October 18, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following:

Fund	**Ticker**
SPA MarketGrader 100 Fund	SIH
SPA MarketGrader Mid Cap 100 Fund	SVD
SPA MarketGrader Large Cap 100 Fund	SZG
SPA MarketGrader 40 Fund	SFV
SPA MarketGrader 200 Fund	SNB
SPA MarketGrader Small Cap 100 Index	SSK

all listed pursuant to Amex Rules 1000A *et seq*.

Sincerely,

Bryan Fischer

Attachment

END

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 2 2 2007